Share capital - Share-based payment expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share capital
Total share-based payment expenses	$ 3.3	$ 15.4
Share-based payment expenses recognized in operating expenses	1.1	7.8
Stock option expense
Share capital
Total share-based payment expenses	1.1	0.8
Performance share unit expense
Share capital
Total share-based payment expenses	1.6	1.4
Restricted share unit expense
Share capital
Total share-based payment expenses	1.4	8.4
Deferred share unit expense
Share capital
Total share-based payment expenses	(0.7)	3.6
Shares issued under First Nations agreements
Share capital
Total share-based payment expenses	$ (0.1)	$ 1.2